Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Schedule of significant unobservable inputs adopted in the valuation

	December 31, 2024	December 31, 2025
Unobservable Input
Expected volatility	49%-52%	49%-52%
Probability	Liquidation scenario: 20%-43% Redemption scenario: 0%-43% IPO scenario: 15%-80%	Liquidation scenario:20%-43% Redemption scenario: 20%-43% IPO scenario: 15%-60%

Schedule of cash and cash equivalents

	December 31,	December 31,
	2024	2025
Cash and cash equivalents	19,328,920	11,274,094
Restricted cash	8,320,728	14,745,975
Long-term restricted cash	97,720	88,325
Total	27,747,368	26,108,394

Schedule of expected credit loss provision for the current and non-current assets

Balance as at December 31, 2024

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	1,714,786	2.25%	38,540
Amounts due from related parties	7,712,546	0.13%	10,142
Prepayments and other current assets	3,634,868	0.05%	1,912
Non-current assets:
Other non-current assets	3,632,523	1.63%	59,386

Balance as at December 31, 2025

		Expected	Expected
	Original	credit loss	credit loss
	amount	Rate	provision
Current assets:
Trade and notes receivable	1,421,006	1.87%	26,561
Amounts due from related parties	16,098,829	0.13%	20,579
Prepayments and other current assets	4,855,060	0.03%	1,450
Non-current assets:
Other non-current assets	7,448,284	0.20%	14,699

Schedule of estimate useful life of property, plant and equipment

Useful lives
Buildings and constructions	20 years
Production facilities	3 to 10 years
Charging and power swap infrastructure	5 to 8 years
R&D equipment	5 to 15 years
Computer and electronic equipment	3 to 5 years
Purchased software	1 to 5 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term (ranging from 1 to 10 years)
Vehicles for corporate use or customers’ subscription	5 years
Others (office equipment, after-sales equipment, etc.)	3 to 5 years

Schedule of estimate useful life of intangible assets, net

Useful lives
Domain name	5 years

Schedule of reconciliation of carried-forward warranty liabilities

	For the Year Ended December 31,
	2023	2024	2025
Warranty – beginning of year	2,946,937	3,912,224	4,720,712
Provision for warranty	1,222,916	1,168,121	1,118,803
Warranty costs incurred	(257,629)	(359,633)	(376,626)
Warranty– end of year	3,912,224	4,720,712	5,462,889